Other Non-current Assets - HMM (Details) - USD ($) $ in Thousands, shares in Millions		1 Months Ended	12 Months Ended
	Sep. 01, 2016	Jul. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 18, 2016
Other Non-current Assets
Current portion of unearned revenue			$ 19,753	$ 22,853
Non-current portion of unearned revenue			41,730	56,159
HMM
Other Non-current Assets
Shares received from charter restructuring		4.6
Net proceeds from sale of trading securities	$ 38,100
Unearned revenue						$ 75,600
Current portion of unearned revenue			8,200	8,800
Non-current portion of unearned revenue			35,200	43,400
Loan Notes 1 HMM | HMM
Other Non-current Assets
Principal amount of unsecured notes received		$ 32,800
Loan Notes 2 HMM | HMM
Other Non-current Assets
Principal amount of unsecured notes received		$ 6,200
Other income/(expenses), net | HMM
Other Non-current Assets
Net loss on sale of trading securities	$ 12,900
Interest income | HMM
Other Non-current Assets
Interest income from fair value unwinding			1,800	1,800	$ 1,000
Operating revenues | HMM
Other Non-current Assets
Recognized unearned revenue			$ 8,800	$ 15,600	$ 7,900